UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01597

STEWARD FUNDS, INC.
(Exact name of registrant as specified in charter)

5847 SAN FELIPE, SUITE 4100, HOUSTON, TX	77057
(Address of principal executive offices)	(Zip code)

CITI FUND SERVICES OHIO, INC., 3435 STELZER ROAD, COLUMBUS, OH	43219
(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-262-6631

Date of fiscal year end: April 30

Date of reporting period: July 31, 2010

Item 1. Schedule of Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2010 (Unaudited)
LARGE CAP ENHANCED INDEX FUND

	Shares	Value
COMMON STOCKS (99.1%)
AEROSPACE & DEFENSE (2.6%)
General Dynamics Corp.	3,840	$235,200
Goodrich Corp.	4,390	319,899
Honeywell International, Inc.	11,500	492,890
L-3 Communications Holdings, Inc.	2,700	197,208
Lockheed Martin Corp.	3,470	260,771
Northrop Grumman Corp.	3,030	177,679
Precision Castparts Corp.	4,950	604,840
Raytheon Co.	3,630	167,960
Rockwell Collins, Inc.	1,360	77,738
The Boeing Co.	7,028	478,888
United Technologies Corp.	10,650	757,215
		3,770,288
AIR FREIGHT & LOGISTICS (0.7%)
C.H. Robinson Worldwide, Inc.	1,300	84,760
Expeditors International of Washington, Inc.	1,660	70,782
FedEx Corp.	2,960	244,348
United Parcel Service, Inc., Class B	9,130	593,450
		993,340
AIRLINES (0.2%)
Southwest Airlines Co.	18,700	225,335
AUTO COMPONENTS (0.3%)
Goodyear Tire & Rubber Co.(a)	20,900	223,003
Johnson Controls, Inc.	6,100	175,741
		398,744
AUTOMOBILES (0.3%)
Ford Motor Co.(a)	29,400	375,438
Harley-Davidson, Inc.	2,420	65,897
		441,335
BEVERAGES (1.7%)
Coca-Cola Co.	22,480	1,238,873
Coca-Cola Enterprises, Inc.	4,360	125,132
Dr Pepper Snapple Group, Inc.	2,820	105,891
PepsiCo, Inc.	16,131	1,047,063
		2,516,959
BIOTECHNOLOGY (1.8%)
Amgen, Inc.(a)	11,420	622,732
Biogen Idec, Inc.(a)	9,870	551,536
Celgene Corp.(a)	9,430	520,064
Cephalon, Inc.(a)	1,780	101,015
Genzyme Corp.(a)	3,750	260,850
Gilead Sciences, Inc.(a)	15,590	519,459
PerkinElmer, Inc.	2,260	43,980
		2,619,636
BUILDING PRODUCTS (0.0%)
Masco Corp.	4,110	42,251
CAPITAL MARKETS (1.9%)
Ameriprise Financial, Inc.	2,606	110,468
Bank of New York Mellon Corp.	10,471	262,508
Charles Schwab Corp.	8,010	118,468
E*TRADE Financial Corp.(a)	12,478	182,553
Federated Investors, Inc., Class B	1,290	27,374
Franklin Resources, Inc.	1,710	171,992
Goldman Sachs Group, Inc.	4,840	729,969
Janus Capital Group, Inc.	17,650	184,972
Legg Mason, Inc.	1,680	48,535
Morgan Stanley	17,980	485,280
Northern Trust Corp.	2,580	121,234
State Street Corp.	4,657	181,251
T. Rowe Price Group, Inc.	2,640	127,327
		2,751,931
CHEMICALS (1.8%)
Air Products & Chemicals, Inc.	2,380	172,740
Airgas, Inc.	830	54,191
CF Industries Holdings, Inc.	6,280	509,873
Dow Chemical Co.	14,470	395,465
E.I. Du Pont De Nemours & Co.	9,030	367,250
Ecolab, Inc.	2,530	123,742
FMC Corp.	3,170	198,093
International Flavors & Fragrances, Inc.	1,000	45,380
Monsanto Co.	5,010	289,779
PPG Industries, Inc.	1,950	135,467
Praxair, Inc.	4,990	433,232
		2,725,212
COMMERCIAL BANKS (3.5%)
BB&T Corp.	10,520	261,212
Comerica, Inc.	6,830	261,999
Fifth Third Bancorp	8,670	110,196
First Horizon National Corp.(a)	3,703	42,473
Huntington Bancshares, Inc.	102,130	618,908
KeyCorp	35,870	303,460
M&T Bank Corp.	1,310	114,415
Marshall & Ilsley Corp.	23,049	162,034
PNC Financial Services Group, Inc.	5,214	309,659
Regions Financial Corp.	25,342	185,757
SunTrust Banks, Inc.	21,530	558,704
U.S. Bancorp	17,520	418,728
Wells Fargo & Co.	46,508	1,289,667
Zions Bancorp	23,430	519,912
		5,157,124
COMMERCIAL SERVICES & SUPPLIES (1.4%)
Avery Dennison Corp.	3,700	132,645
Cintas Corp.	1,510	39,955
Equifax, Inc.	2,050	64,247
Iron Mountain, Inc.	1,980	46,867
Leucadia National Corp.(a)	1,890	41,750
Monster Worldwide, Inc.(a)	1,190	16,327
Moody's Corp.	2,050	48,277
Pitney Bowes, Inc.	3,170	77,380
R.R. Donnelley & Sons Co.	9,060	152,842
Republic Services, Inc., Class A	3,446	109,790
Robert Half International, Inc.	1,770	44,569
SAIC, Inc.(a)	3,140	52,218
Stericycle, Inc.(a)	3,730	234,990
The Dun & Bradstreet Corp.	890	60,840
Total System Services, Inc.	4,121	61,444
Visa, Inc., Class A	9,290	681,421
Waste Management, Inc.	4,990	169,410
		2,034,972
COMMUNICATIONS EQUIPMENT (2.0%)
Cisco Systems, Inc.(a)	51,470	1,187,413
Corning, Inc.	24,780	449,014
Harris Corp.	1,340	59,670
JDS Uniphase Corp.(a)	2,260	24,521
Juniper Networks, Inc.(a)	16,230	450,869
Motorola, Inc.(a)	22,060	165,229
QUALCOMM, Inc.	15,230	579,959
Tellabs, Inc.	4,204	29,344
		2,946,019
COMPUTERS & PERIPHERALS (5.6%)
Apple Computer, Inc.(a)	10,633	2,735,339

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2010 (Unaudited)
LARGE CAP ENHANCED INDEX FUND

	Shares	Value
Dell, Inc.(a)	15,940	$211,046
EMC Corp.(a)	35,990	712,242
Hewlett-Packard Co.	22,600	1,040,504
International Business Machines Corp.	13,163	1,690,129
Lexmark International, Inc., Class A(a)	5,180	190,365
NetApp, Inc.(a)	19,860	840,078
SanDisk Corp.(a)	2,210	96,577
Teradata Corp.(a)	9,890	314,502
Western Digital Corp.(a)	15,820	417,490
		8,248,272
CONSTRUCTION & ENGINEERING (0.2%)
Fluor Corp.	5,510	266,078
Quanta Services, Inc.(a)	1,130	24,272
		290,350
CONSTRUCTION MATERIALS (0.0%)
Vulcan Materials Co.	963	43,566
CONSUMER FINANCE (0.9%)
American Express Co.	15,660	699,062
Capital One Financial Corp.	10,348	438,031
Discover Financial Services	10,640	162,473
SLM Corp.(a)	4,930	59,160
		1,358,726
CONTAINERS & PACKAGING (0.2%)
Ball Corp.	900	52,416
Bemis Co., Inc.	1,340	40,146
Owens-Illinois, Inc.(a)	1,490	41,198
Pactiv Corp.(a)	1,930	58,711
Sealed Air Corp.	1,650	35,690
		228,161
DISTRIBUTORS (0.1%)
Genuine Parts Co.	1,770	75,809
DIVERSIFIED CONSUMER SERVICES (0.1%)
Apollo Group, Inc., Class A(a)	1,220	56,279
DeVry, Inc.	640	34,432
H&R Block, Inc.	3,150	49,392
		140,103
DIVERSIFIED FINANCIAL SERVICES (3.8%)
Bank of America Corp.	108,269	1,520,097
Citigroup, Inc.(a)	234,320	960,712
CME Group, Inc.	1,416	394,781
IntercontinentalExchange, Inc.(a)	4,450	470,009
Invesco Ltd.	16,540	323,191
JP Morgan Chase & Co.	35,564	1,432,518
MasterCard, Inc., Class A	993	208,570
NYSE Euronext	2,670	77,350
The NASDAQ OMX Group, Inc.(a)	9,410	183,212
		5,570,440
DIVERSIFIED TELECOMMUNICATION SERVICES (1.8%)
AT&T, Inc.	53,037	1,375,780
CenturyTel, Inc.	5,792	206,311
Frontier Communications Corp.	18,940	144,702
Qwest Communications International, Inc.	22,550	127,633
Verizon Communications, Inc.	26,410	767,474
Windstream Corp.	7,334	83,608
		2,705,508
ELECTRIC UTILITIES (1.7%)
Allegheny Energy, Inc.	5,410	123,348
American Electric Power Co., Inc.	8,100	291,438
Edison International	7,110	235,697
Entergy Corp.	2,380	184,474
Exelon Corp.	6,550	273,987
FirstEnergy Corp.	3,150	118,755
Northeast Utilities	6,680	185,971
Pepco Holdings, Inc.	22,000	372,020
Pinnacle West Capital Corp.	4,960	188,926
PPL Corp.	3,600	98,244
Progress Energy, Inc.	5,270	221,920
Southern Co.	7,480	264,268
		2,559,048
ELECTRICAL EQUIPMENT (0.3%)
Emerson Electric Co.	6,820	337,863
Rockwell Automation, Inc.	1,280	69,312
Roper Industries, Inc.	710	44,375
		451,550
ELECTRONIC EQUIPMENT & INSTRUMENTS (0.9%)
Agilent Technologies, Inc.(a)	3,180	88,817
Amphenol Corp., Class A	10,570	473,536
FLIR Systems, Inc.(a)	8,410	250,281
Jabil Circuit, Inc.	2,370	34,389
Molex, Inc.	1,360	26,806
Stanely Black & Decker, Inc.	1,392	80,764
Waters Corp.(a)	4,700	301,552
		1,256,145
ENERGY EQUIPMENT & SERVICES (3.5%)
Baker Hughes, Inc.	10,689	515,958
Cameron International Corp.(a)	15,520	614,437
Diamond Offshore Drilling, Inc.	4,660	277,223
First Solar, Inc.(a)	2,320	291,044
FMC Technologies, Inc.(a)	7,450	471,436
Halliburton Co.	7,700	230,076
Helmerich & Payne, Inc.	5,730	232,237
Nabors Industries Ltd.(a)	2,900	53,389
National-Oilwell Varco, Inc.	14,306	560,223
NextEra Energy, Inc.	4,470	233,781
Rowan Cos., Inc.(a)	17,720	447,607
Schlumberger Ltd.	15,630	932,486
Smith International, Inc.	8,670	359,632
		5,219,529
FOOD & STAPLES RETAILING (2.7%)
Costco Wholesale Corp.	6,770	383,927
CVS Corp.	17,885	548,891
Safeway, Inc.	20,130	413,470
SUPERVALU, Inc.	3,450	38,916
SYSCO Corp.	7,390	228,868
The Kroger Co.	20,800	440,544
Wal-Mart Stores, Inc.	19,930	1,020,217
Walgreen Co.	8,610	245,815
Whole Foods Market, Inc.(a)	16,240	616,633
		3,937,281
FOOD PRODUCTS (2.2%)
Archer-Daniels-Midland Co.	15,410	421,618
Campbell Soup Co.	3,660	131,394
ConAgra Foods, Inc.	6,850	160,838
Dean Foods Co.(a)	18,760	214,990
General Mills, Inc.	8,680	296,856
H.J. Heinz Co.	4,350	193,488
Hormel Foods Corp.	1,620	69,530
J.M. Smucker Co.	1,780	109,345
Kellogg Co.	4,040	202,202
Kraft Foods, Inc., Class A	16,590	484,594
McCormick & Co., Inc.	1,970	77,480

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2010 (Unaudited)
LARGE CAP ENHANCED INDEX FUND

	Shares	Value
Mead Johnson Nutrition Co., Class A	2,530	$134,444
Sara Lee Corp.	7,840	115,954
The Hershey Co.	2,710	127,370
Tyson Foods, Inc., Class A	31,290	547,888
		3,287,991
GAS UTILITIES (0.4%)
Nicor, Inc.	3,350	146,696
ONEOK, Inc.	7,260	337,808
Spectra Energy Corp.	8,743	181,767
		666,271
HEALTH CARE EQUIPMENT & SUPPLIES (2.1%)
Baxter International, Inc.	6,630	290,195
Boston Scientific Corp.(a)	13,817	77,375
C.R. Bard, Inc.	2,030	159,416
CareFusion Corp.(a)	6,990	147,279
DENTSPLY International, Inc.	2,630	78,953
Hospira, Inc.(a)	5,550	289,155
Intuitive Surgical, Inc.(a)	2,431	798,267
Medtronic, Inc.	11,570	427,743
St. Jude Medical, Inc.(a)	8,100	297,837
Stryker Corp.	4,040	188,143
Varian Medical Systems, Inc.(a)	1,820	100,464
Zimmer Holdings, Inc.(a)	5,430	287,736
		3,142,563
HEALTH CARE PROVIDERS & SERVICES (3.8%)
Aetna, Inc.	9,770	272,095
AmerisourceBergen Corp.	18,140	543,656
Cardinal Health, Inc.	17,990	580,537
CIGNA Corp.	16,790	516,460
Coventry Health Care, Inc.(a)	17,326	343,575
DaVita, Inc.(a)	5,490	314,687
Express Scripts, Inc.(a)	10,636	480,534
Humana, Inc.(a)	9,550	449,041
Laboratory Corp. of America Holdings(a)	3,610	263,458
McKesson Corp.	8,570	538,367
Medco Health Solutions, Inc.(a)	8,020	384,960
Patterson Cos., Inc.	2,550	68,034
Quest Diagnostics, Inc.	2,190	102,908
UnitedHealth Group, Inc.	10,894	331,722
WellPoint, Inc.(a)	7,830	397,138
		5,587,172
HOTELS, RESTAURANTS & LEISURE (1.6%)
Darden Restaurants, Inc.	1,650	69,118
Marriott International, Inc., Class A	4,804	162,904
McDonald's Corp.	10,470	730,073
Starbucks Corp.	22,700	564,095
Starwood Hotels & Resorts Worldwide, Inc.	6,820	330,429
Wyndham Worldwide Corp.	9,820	250,705
YUM! Brands, Inc.	5,330	220,129
		2,327,453
HOUSEHOLD DURABLES (0.6%)
D. R. Horton, Inc.	3,266	35,991
Harman International Industries, Inc.(a)	804	24,450
Jacobs Engineering Group, Inc.(a)	6,300	230,391
Leggett & Platt, Inc.	2,740	57,101
Lennar Corp., Class A	1,710	25,257
Newell Rubbermaid, Inc.	4,140	64,170
Pulte Group, Inc.(a)	3,115	27,350
Snap-on, Inc.	2,550	113,908
Whirlpool Corp.	3,933	327,619
		906,237
HOUSEHOLD PRODUCTS (1.8%)
Clorox Co.	2,740	177,771
Colgate-Palmolive Co.	5,530	436,760
Kimberly-Clark Corp.	5,420	347,530
Procter & Gamble Co.	27,191	1,663,002
		2,625,063
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.2%)
Constellation Energy Group	5,520	174,432
NRG Energy, Inc.(a)	960	21,773
The AES Corp.(a)	7,130	73,510
		269,715
INDUSTRIAL CONGLOMERATES (1.6%)
3M Co.	7,244	619,652
General Electric Co.	93,960	1,514,635
Textron, Inc.	11,740	243,722
		2,378,009
INSURANCE (4.0%)
AFLAC, Inc.	5,030	247,426
American International Group, Inc.(a)	8,124	312,530
Aon Corp.	2,850	107,360
Assurant, Inc.	10,100	376,629
Berkshire Hathaway, Inc., Class B(a)	15,370	1,200,704
Chubb Corp.	4,160	218,941
Cincinnati Financial Corp.	7,002	192,905
Genworth Financial, Inc., Class A(a)	34,590	469,732
Hartford Financial Services Group, Inc.	4,110	96,215
Lincoln National Corp.	13,206	343,884
Marsh & McLennan Cos., Inc.	5,130	120,658
MetLife, Inc.	13,840	582,110
Principal Financial Group, Inc.	3,080	78,879
Progressive Corp.	7,470	146,711
Prudential Financial, Inc.	4,485	256,946
The Allstate Corp.	8,900	251,336
The Travelers Cos., Inc.	7,470	376,861
Torchmark Corp.	1,560	82,789
Unum Group	13,000	296,660
XL Group PLC	3,720	65,956
		5,825,232
INTERNET & CATALOG RETAIL (0.2%)
Expedia, Inc.	13,470	305,500
INTERNET SOFTWARE & SERVICES (3.7%)
Akamai Technologies, Inc.(a)	20,360	781,010
Amazon.com, Inc.(a)	8,370	986,739
Google, Inc., Class A(a)	3,191	1,547,156
McAfee, Inc.(a)	6,990	231,369
Priceline.com, Inc.(a)	3,532	792,581
Salesforce.com, Inc.(a)	10,210	1,010,279
VeriSign, Inc.(a)	3,190	89,799
		5,438,933
IT SERVICES (1.4%)
Automatic Data Processing, Inc.	6,080	250,921
Cerner Corp.(a)	4,720	365,564
Cognizant Technology Solutions Corp., Class A(a)	17,050	930,248
Computer Sciences Corp.	2,030	92,020
Fidelity National Information Services, Inc.	3,286	94,210
Fiserv, Inc.(a)	1,970	98,697
Paychex, Inc.	4,290	111,497
Western Union Co.	7,040	114,259
		2,057,416

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2010 (Unaudited)
LARGE CAP ENHANCED INDEX FUND

	Shares	Value
LEISURE EQUIPMENT & PRODUCTS (0.3%)
Eastman Kodak Co.(a)	28,270	$112,232
Hasbro, Inc.	5,890	248,263
Mattel, Inc.	4,860	102,838
		463,333
LIFE SCIENCES TOOLS AND SERVICES (0.1%)
Thermo Fisher Scientific, Inc.(a)	4,770	213,982
MACHINERY (1.9%)
Caterpillar, Inc.	9,260	645,885
Cummins, Inc.	1,790	142,502
Danaher Corp.	8,860	340,312
Deere & Co.	4,072	271,521
Dover Corp.	1,730	82,988
Eaton Corp.	3,310	259,703
Flowserve Corp.	4,790	474,976
Illinois Tool Works, Inc.	3,490	151,815
ITT Industries, Inc.	4,680	220,522
PACCAR, Inc.	3,345	153,268
Pall Corp.	920	35,181
Parker Hannifin Corp.	1,375	85,415
		2,864,088
MARINE (0.1%)
Carnival Corp.	6,080	210,854
MEDIA (0.8%)
CBS Corp., Class B	11,230	165,979
Discovery Communications, Inc., Class A(a)	4,370	168,726
Gannett Co., Inc.	3,250	42,835
Interpublic Group of Cos., Inc.(a)	29,420	268,899
McGraw Hill Cos., Inc.	3,460	106,187
Meredith Corp.	2,260	71,755
New York Times Co., Class A(a)	2,790	24,385
Omnicom Group, Inc.	3,310	123,331
Scripps Networks Interactive, Class A	2,580	109,985
The Washington Post Co., Class B	341	143,387
		1,225,469
METALS & MINING (1.8%)
AK Steel Holding Corp.	1,140	15,949
Alcoa, Inc.	29,140	325,494
Allegheny Technologies, Inc.	820	39,040
Cliffs Natural Resources, Inc.	10,740	607,562
Freeport-McMoRan Copper & Gold, Inc., Class B	9,239	660,958
Newmont Mining Corp.	8,260	461,734
Nucor Corp.	2,790	109,200
Titanium Metals Corp.(a)	1,370	30,332
United States Steel Corp.	9,870	437,537
		2,687,806
MULTI-UTILITIES (2.5%)
Ameren Corp.	10,890	276,279
CenterPoint Energy, Inc.	13,820	196,659
CMS Energy Corp.	14,110	224,631
Consolidated Edison, Inc.	5,730	264,268
Dominion Resources, Inc.	6,154	258,406
DTE Energy Co.	5,650	260,804
Duke Energy Corp.	16,666	284,989
Integrys Energy Group, Inc.	11,608	549,639
NiSource, Inc.	20,580	339,570
PG&E Corp.	4,050	179,820
Public Service Enterprise Group, Inc.	4,676	153,840
SCANA Corp.	3,840	147,110
Sempra Energy	3,030	150,743
TECO Energy, Inc.	4,460	72,876
Wisconsin Energy Corp.	1,440	78,163
Xcel Energy, Inc.	8,520	187,355
		3,625,152
MULTILINE RETAIL (1.4%)
Big Lots, Inc.(a)	5,250	180,127
Family Dollar Stores, Inc.	1,440	59,544
J.C. Penney Co., Inc.	10,140	249,748
Kohl's Corp.(a)	5,920	282,325
Macy's, Inc.	4,612	86,014
Nordstrom, Inc.	13,180	448,120
Sears Holdings Corp.(a)	6,490	460,790
Target Corp.	7,150	366,938
		2,133,606
OFFICE ELECTRONICS (0.3%)
Xerox Corp.	41,575	404,941
OIL, GAS & CONSUMABLE FUELS (9.4%)
Anadarko Petroleum Corp.	10,950	538,302
Apache Corp.	3,090	295,342
Cabot Oil & Gas Corp., Class A	720	21,938
Chesapeake Energy Corp.	11,570	243,317
Chevron Corp.	19,689	1,500,499
ConocoPhillips	15,969	881,808
CONSOL Energy, Inc.	1,850	69,338
Denbury Resources, Inc.(a)	30,590	484,546
Devon Energy Corp.	4,040	252,460
El Paso Corp.	6,790	83,653
EOG Resources, Inc.	4,900	477,750
EQT Corp.	1,020	37,414
Exxon Mobil Corp.	48,670	2,904,626
Hess Corp.	5,880	315,109
Marathon Oil Corp.	15,960	533,862
Massey Energy Co.	11,270	344,637
Murphy Oil Corp.	1,960	107,310
Noble Energy, Inc.	3,950	264,887
Occidental Petroleum Corp.	10,152	791,145
Peabody Energy Corp.	8,640	390,096
Pioneer Natural Resources Co.	5,460	316,243
QEP Resources, Inc.(a)	1,650	56,793
Range Resources Corp.	7,900	293,248
Southwestern Energy Co.(a)	11,180	407,511
Sunoco, Inc.	18,300	652,761
Tesoro Corp.	51,370	663,187
Valero Energy Corp.	38,050	646,469
Williams Cos., Inc.	9,930	192,741
		13,766,992
PAPER & FOREST PRODUCTS (0.3%)
International Paper Co.	4,210	101,882
MeadWestvaco Corp.	11,550	276,738
Weyerhaeuser Co.	2,100	34,062
		412,682
PERSONAL PRODUCTS (0.3%)
Avon Products, Inc.	10,140	315,658
The Estee Lauder Cos., Inc., Class A	1,740	108,315
		423,973
PHARMACEUTICALS (2.3%)
Abbott Laboratories	17,080	838,287
Allergan, Inc.	7,940	484,816
Bristol-Myers Squibb Co.	18,960	472,483
Eli Lilly & Co.	13,990	498,044
Forest Laboratories, Inc.(a)	4,940	137,085

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2010 (Unaudited)
LARGE CAP ENHANCED INDEX FUND

	Shares	Value
King Pharmaceuticals, Inc.(a)	4,190	$36,704
Mylan Laboratories, Inc.(a)	27,670	481,458
Watson Pharmaceuticals, Inc.(a)	9,190	372,195
		3,321,072
REAL ESTATE - OPERATIONS AND DEVELOPMENT (0.3%)
CB Richard Ellis Group, Inc., Class A(a)	24,170	410,890
REAL ESTATE INVESTMENT TRUST (1.9%)
Apartment Investment & Management Co., Class A	1,909	40,986
AvalonBay Communities, Inc.	1,141	119,908
Boston Properties, Inc.	1,620	132,678
Equity Residential	3,090	141,677
HCP, Inc.	3,030	107,474
Health Care REIT, Inc.	1,340	60,715
Host Hotels & Resorts, Inc.	19,653	281,824
Kimco Realty Corp.	11,900	179,333
Plum Creek Timber Co., Inc.	1,510	54,179
ProLogis	44,440	482,618
Public Storage, Inc.	1,727	169,453
Simon Property Group, Inc.	3,105	277,028
Ventas, Inc.	11,640	590,381
Vornado Realty Trust	1,855	153,557
		2,791,811
ROAD & RAIL (0.7%)
CSX Corp.	3,760	198,227
Norfolk Southern Corp.	3,580	201,447
Ryder System, Inc.	5,010	218,787
Union Pacific Corp.	4,880	364,389
		982,850
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.3%)
Advanced Micro Devices, Inc.(a)	5,510	41,270
Altera Corp.	9,900	274,428
Analog Devices, Inc.	3,130	92,992
Applied Materials, Inc.	12,470	147,146
Broadcom Corp., Class A	16,100	580,083
Intel Corp.	49,420	1,018,052
KLA-Tencor Corp.	1,670	52,889
Linear Technology Corp.	2,070	65,992
LSI Logic Corp.(a)	6,630	26,719
MEMC Electronic Materials, Inc.(a)	2,520	24,091
Microchip Technology, Inc.	2,230	67,904
Micron Technology, Inc.(a)	9,490	69,087
National Semiconductor Corp.	3,150	43,470
Novellus Systems, Inc.(a)	1,180	31,518
NVIDIA Corp.(a)	12,735	117,035
QLogic Corp.(a)	17,200	273,824
Teradyne, Inc.(a)	1,870	20,121
Texas Instruments, Inc.	11,750	290,107
Xilinx, Inc.	3,090	86,273
		3,323,001
SOFTWARE (3.8%)
Adobe Systems, Inc.(a)	10,814	310,578
Autodesk, Inc.(a)	8,310	245,477
BMC Software, Inc.(a)	6,820	242,656
CA, Inc.	4,280	83,717
Citrix Systems, Inc.(a)	7,730	425,304
Compuware Corp.(a)	6,720	54,970
Electronic Arts, Inc.(a)	3,460	55,118
Intuit, Inc.(a)	4,030	160,192
Microsoft Corp.	75,970	1,960,786
Novell, Inc.(a)	4,510	27,240
Oracle Corp.	45,251	1,069,734
Red Hat, Inc.(a)	26,500	851,975
Symantec Corp.(a)	7,762	100,673
		5,588,420
SPECIALTY RETAIL (3.2%)
Abercrombie & Fitch Co., Class A	7,310	270,031
AutoNation, Inc.(a)	9,880	241,368
AutoZone, Inc.(a)	1,568	331,742
Bed Bath & Beyond, Inc.(a)	8,130	307,964
Best Buy Co., Inc.	13,030	451,620
CarMax, Inc.(a)	13,520	285,272
GameStop Corp., Class A(a)	1,662	33,323
Gap, Inc.	4,720	85,479
Home Depot, Inc.	14,940	425,940
Limited Brands	3,410	87,432
Lowe's Cos., Inc.	12,380	256,761
O'Reilly Automotive, Inc.(a)	6,040	297,651
Office Depot, Inc.(a)	3,920	16,934
RadioShack Corp.	1,290	27,787
Ross Stores, Inc.	6,340	333,865
Staples, Inc.	6,455	131,230
The Sherwin-Williams Co.	1,070	73,991
Tiffany & Co.	8,660	364,326
TJX Cos., Inc.	8,350	346,692
Urban Outfitters, Inc.(a)	11,380	365,981
		4,735,389
TEXTILES APPAREL & LUXURY GOODS (0.8%)
Coach, Inc.	15,310	566,011
NIKE, Inc., Class B	3,650	268,786
Polo Ralph Lauren Corp.	3,420	270,214
VF Corp.	950	75,363
		1,180,374
THRIFTS & MORTGAGE FINANCE (0.2%)
Hudson City Bancorp, Inc.	17,750	220,455
People's United Financial, Inc.	2,110	29,202
		249,657
TRADING COMPANIES & DISTRIBUTORS (0.2%)
Fastenal Co.	1,330	65,276
W.W. Grainger, Inc.	1,980	221,780
		287,056
WIRELESS TELECOMMUNICATION SERVICES (0.6%)
American Tower Corp., Class A(a)	5,460	252,470
MetroPCS Communications, Inc.(a)	23,250	208,088
Sprint Corp.(a)	108,082	493,935
		954,493
TOTAL COMMON STOCKS		145,783,080
MONEY MARKET FUND (0.8%)
Fifth Third Institutional Government Money Market Fund, 0.05%(b)	1,200,273	1,200,273
TOTAL MONEY MARKET FUND		1,200,273
TOTAL INVESTMENTS (COST $ 150,017,991) 99.9%		146,983,353
OTHER ASSETS IN EXCESS OF LIABILITIES 0.1%		82,749
NET ASSETS 100.0%		$147,066,102

(a)	Represents non-income producing security.
(b)	Variable rate security. Rate shown represents the rate as of July 31, 2010.
PLC -	Public Limited Co.
REIT -	Real Estate Investment Trust

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2010 (Unaudited)
INTERNATIONAL ENHANCED INDEX FUND

	Shares	Value
COMMON STOCKS (99.4%)
AEROSPACE & DEFENSE (0.1%)
Empresa Brasileira de Aeronautica SA, Sponsored ADR	4,740	$124,994
AIRLINES (0.4%)
Lan Airlines SA, Sponsored ADR	9,240	220,559
Ryanair Holdings PLC, Sponsored ADR(a)	6,660	199,467
		420,026
AUTO COMPONENTS (0.1%)
Magna International, Inc., Class A	1,520	113,514
AUTOMOBILES (2.7%)
Honda Motor Co., Ltd., Sponsored ADR	35,320	1,122,116
Toyota Motor Corp., Sponsored ADR	28,050	1,969,952
		3,092,068
CAPITAL MARKETS (3.0%)
Credit Suisse Group, Sponsored ADR	21,660	982,714
Deutsche Bank AG, Registered Shares	12,540	880,809
Nomura Holdings, Inc., Sponsored ADR	54,990	309,594
UBS AG, Registered Shares(a)	75,013	1,272,971
		3,446,088
CHEMICALS (1.4%)
Agrium, Inc.	3,390	213,570
Potash Corp. of Saskatchewan, Inc.	5,890	617,684
Sociedad Quimica y Minera de Chile SA, Sponsored ADR	3,290	124,987
Syngenta AG, Sponsored ADR	14,320	631,942
		1,588,183
COMMERCIAL BANKS (19.5%)
Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	70,430	947,284
Banco Bradesco SA, Sponsored ADR	60,530	1,127,674
Banco de Chile, Sponsored ADR	2,278	172,353
Banco Santander Brasil SA, Sponsored ADR	8,100	107,892
Banco Santander Central Hispano SA, Sponsored ADR	161,470	2,061,972
Banco Santander Chile SA, Sponsored ADR	1,770	146,928
Bank of Montreal	13,280	810,877
Bank of Nova Scotia	25,070	1,256,759
Barclays PLC, Sponsored ADR	57,720	1,204,616
Canadian Imperial Bank of Commerce	9,220	633,506
Credicorp Ltd.	1,840	179,805
HDFC Bank Ltd., Sponsored ADR	1,440	236,995
HSBC Holdings PLC, Sponsored ADR	72,530	3,704,832
ICICI Bank Ltd., Sponsored ADR	4,710	183,266
Itau Unibanco Banco Multiplo SA, Sponsored ADR	64,787	1,450,581
Lloyds TSB Group PLC, Sponsored ADR	222,805	958,062
Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	233,670	1,163,677
Mizuho Financial Group, Inc., Sponsored ADR	109,970	355,203
National Bank of Greece SA, Sponsored ADR(a)	29,506	85,567
Royal Bank of Canada	31,170	1,629,256
Royal Bank of Scotland Group PLC, Sponsored ADR(a)	13,298	209,577
Shinhan Financial Group Co., Ltd., Sponsored ADR	7,810	646,121
The Toronto - Dominion Bank	19,980	1,422,376
Westpac Banking Corp., Sponsored ADR	12,460	1,348,670
		22,043,849
COMMUNICATIONS EQUIPMENT (1.7%)
Alcatel-Lucent, Sponsored ADR(a)	26,530	79,059
Nokia Oyj, Sponsored ADR	70,480	670,265
Research In Motion Ltd.(a)	9,440	543,083
Telefonektiebolaget LM Ericsson, Sponsored ADR	58,280	641,080
		1,933,487
CONSTRUCTION MATERIALS (0.5%)
Cemex SA de CV, Sponsored ADR(a)	26,654	251,614
CRH PLC, Sponsored ADR	15,280	321,338
		572,952
CONSUMER FINANCE (0.2%)
Orix Corp., Sponsored ADR	4,950	193,793
DIVERSIFIED CONSUMER SERVICES (0.8%)
Baidu, Inc., Sponsored ADR(a)	1,470	119,673
Ctrip.com International, Ltd., ADR(a)	1,580	63,611
Reed Elsevier NV, Sponsored ADR	11,003	284,647
Reed Elsevier PLC, Sponsored ADR	11,777	408,780
		876,711
DIVERSIFIED FINANCIAL SERVICES (1.1%)
ING Groep NV, Sponsored ADR(a)	68,450	658,489
KB Financial Group, Inc., Sponsored ADR	12,690	542,878
		1,201,367
DIVERSIFIED TELECOMMUNICATION SERVICES (5.9%)
BCE, Inc.	24,635	754,077
BT Group PLC, Sponsored ADR	17,260	386,279
China Unicom Ltd., Sponsored ADR	17,405	237,404
France Telecom SA, Sponsored ADR	46,690	979,089
Hellenic Telecommunications Organization SA, Sponsored ADR	7,480	30,593
Nippon Telegraph & Telephone Corp., Sponsored ADR	45,310	944,714
Portugal Telecom SGPS SA, Sponsored ADR	19,330	212,050
PT Telekomunikasi Indonesia, Sponsored ADR	5,560	208,722
Tele Norte Leste Participacoes SA, Sponsored ADR	5,290	77,393
Telecom Corp. of New Zealand Ltd., Sponsored ADR	7,788	56,229
Telecom Italia S.p.A., Sponsored ADR	20,380	259,438
Telefonica SA, Sponsored ADR	29,250	2,001,870
Telefonos de Mexico SA de CV, Sponsored ADR	9,410	135,975
Telus Corp.	10,200	383,418
		6,667,251
ELECTRIC UTILITIES (0.9%)
Centrais Electricas Brasileiras SA, Sponsored ADR	7,600	99,408
Companhia Energetica de Minas Gervais, Sponsored ADR	19,757	300,306
Enersis SA, Sponsored ADR	17,220	357,143
Korea Electric Power Corp., Sponsored ADR(a)	21,510	303,076
		1,059,933
ELECTRICAL EQUIPMENT (0.8%)
ABB Ltd., Sponsored ADR	43,430	876,417

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2010 (Unaudited)
INTERNATIONAL ENHANCED INDEX FUND

	Shares	Value
ELECTRONIC EQUIPMENT & INSTRUMENTS (1.4%)
AU Optronics Corp., Sponsored ADR	21,291	$202,265
Hitachi Ltd., Sponsored ADR(a)	8,940	373,960
Kyocera Corp., Sponsored ADR	4,710	421,263
LG Display Co., Ltd., Sponsored ADR	4,990	76,696
Panasonic Corp., Sponsored ADR	37,970	503,482
		1,577,666
ENERGY EQUIPMENT & SERVICES (0.1%)
Tenaris SA, Sponsored ADR	3,850	154,193
FOOD & STAPLES RETAILING (0.7%)
Delhaize Group, Sponsored ADR	5,810	432,438
Tim Hortons, Inc.	11,250	384,300
		816,738
FOOD PRODUCTS (2.5%)
BRF-Brasil Foods SA, Sponsored ADR	17,860	252,183
Unilever NV, NY Shares	48,080	1,417,879
Unilever PLC, Sponsored ADR	39,734	1,137,585
		2,807,647
HEALTH CARE EQUIPMENT & SUPPLIES (0.8%)
Qiagen NV(a)	19,260	360,547
Smith & Nephew PLC, Sponsored ADR	11,290	492,470
		853,017
HEALTH CARE PROVIDERS & SERVICES (1.4%)
Fresenius Medical Care AG & Co., Sponsored ADR	13,680	748,022
Shire PLC, Sponsored ADR	11,750	809,223
		1,557,245
HOTELS, RESTAURANTS & LEISURE (0.0%)
InterContinental Hotels Group PLC, ADR	1,770	30,798
HOUSEHOLD DURABLES (0.7%)
Koninklijke Royal Philips Electronics NV, NY Shares	23,750	739,100
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.7%)
Companhia Paranaense de Energia-Copel, Sponsored ADR	7,400	162,208
Empresa Nacional de Electricidad SA, Sponsored ADR	13,450	666,447
		828,655
INDUSTRIAL CONGLOMERATES (1.5%)
Siemens AG, Sponsored ADR	17,640	1,717,959
Tomkins PLC, Sponsored ADR	210	4,259
		1,722,218
INSURANCE (2.7%)
Aegon NV, NY Shares(a)	17,740	106,617
Aviva PLC, Sponsored ADR	23,340	267,477
China Life Insurance Co., Ltd., Sponsored ADR	18,380	1,234,585
Manulife Financial Corp.	36,730	584,374
Prudential PLC, Sponsored ADR	24,790	431,594
Sun Life Financial, Inc.	15,550	437,266
		3,061,913
MACHINERY (0.1%)
Kubota Corp., Sponsored ADR	4,120	163,399
MARINE (0.2%)
Carnival PLC, Sponsored ADR	4,920	179,088
MEDIA (1.6%)
Grupo Televisa SA, Sponsored ADR	14,280	271,320
Pearson PLC, Sponsored ADR	19,120	299,610
Shaw Communications, Inc., Class B	13,770	269,754
Thomson Reuters Corp.	14,838	555,535
WPP PLC, Sponsored ADR	7,200	383,904
		1,780,123
METALS & MINING (12.1%)
Agnico-Eagle Mines Ltd.	4,270	238,052
AngloGold Ashanti Ltd., Sponsored ADR	7,570	306,736
ArcelorMittal, NY Shares	17,590	540,013
Barrick Gold Corp.	24,620	1,011,882
BHP Billiton Ltd., Sponsored ADR	34,110	2,463,765
BHP Billiton PLC, Sponsored ADR	21,970	1,352,034
Cameco Corp.	7,880	200,861
Companhia Siderurgica Nacional SA, Sponsored ADR	22,340	375,089
Compania de Minas Buenaventura SA, Sponsored ADR	7,140	275,675
Eldorado Gold Corp.	10,880	177,235
Gerdau SA, Sponsored ADR	16,660	243,902
Gold Fields Ltd., Sponsored ADR	12,260	165,878
Goldcorp, Inc.	17,777	695,792
IAMGOLD Corp.	5,720	90,433
Kinross Gold Corp.	14,810	242,736
Lihir Gold Ltd., Sponsored ADR	5,420	200,757
POSCO, Sponsored ADR	9,100	946,491
Rio Tinto PLC, Sponsored ADR	30,202	1,568,088
Southern Copper Corp.	1,460	45,859
Sterlite Industires (India) Ltd., Sponsored ADR	2,320	35,055
Teck Resources Ltd.	8,293	292,328
Vale SA, Sponsored ADR	67,390	1,632,860
Vale SA, Sponsored Preferred ADR	15,690	436,182
Yamana Gold, Inc.	12,530	118,033
		13,655,736
MULTI-UTILITIES (1.5%)
National Grid PLC, Sponsored ADR	23,680	960,934
Transalta Corp.	15,350	311,452
Veoilia Environnement, Sponsored ADR	14,610	388,626
		1,661,012
OFFICE ELECTRONICS (1.0%)
Canon, Inc., Sponsored ADR	26,690	1,156,211
OIL, GAS & CONSUMABLE FUELS (18.2%)
BP PLC, Sponsored ADR	62,830	2,417,070
Canadian Natural Resources Ltd.	21,630	744,505
Cenovus Energy, Inc.	12,610	355,602
China Petroleum & Chemical Corp., Sponsored ADR	2,840	228,677
CNOOC Ltd., Sponsored ADR	5,125	863,152
Ecopetrol SA, Sponsored ADR	3,530	120,444
Enbridge, Inc.	16,800	817,152
EnCana Corp.	15,430	471,078
Enerplus Resources Fund	3,310	76,130
ENI S.p.A., Sponsored ADR	32,800	1,341,848
Imperial Oil Ltd.	8,150	317,524
Nexen, Inc.	8,720	180,504
Penn West Energy Trust	6,820	132,240
PetroChina Co., Ltd., Sponsored ADR	7,060	808,158
Petroleo Brasileiro SA, Sponsored ADR	15,910	579,124
Petroleo Brasileiro SA, Sponsored ADR	48,740	1,552,369
Repsol YPF SA, Sponsored ADR	16,980	401,577
Royal Dutch Shell PLC, Class B, Sponsored ADR	28,600	1,527,812
Royal Dutch Shell PLC, Sponsored ADR	37,270	2,065,503
Sasol Ltd., Sponsored ADR	7,340	290,958
Statoil ASA, Sponsored ADR	24,757	503,310

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2010 (Unaudited)
INTERNATIONAL ENHANCED INDEX FUND

	Shares	Value
Suncor Energy, Inc.	31,768	$1,046,755
Talisman Energy, Inc.	16,820	288,295
Total SA, Sponsored ADR	50,270	2,545,170
TransCanada Corp.	24,890	879,861
		20,554,818
PAPER & FOREST PRODUCTS (0.0%)
Fibria Celulose SA, Sponsored ADR(a)	1,470	23,079
PHARMACEUTICALS (0.3%)
Biovail Corp.	12,360	270,560
Elan Corp. PLC, Sponsored ADR(a)	22,530	107,468
		378,028
REAL ESTATE MANAGEMENT AND DEVELOPMENT (0.2%)
Brookfield Asset Management, Inc., Class A	10,732	269,266
ROAD & RAIL (0.8%)
Canadian National Railway Co.	11,270	709,672
Canadian Pacific Railway Ltd.	3,970	237,684
		947,356
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.0%)
ADVANTEST Corp., Sponsored ADR	2,715	58,753
ARM Holdings PLC, Sponsored ADR	6,020	93,009
ASML Holding NV, NY Shares	9,625	309,829
STMicroelectronics NV, NY Shares	7,840	64,209
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	151,568	1,530,837
United Microelectronics Corp., Sponsored ADR	63,369	192,008
		2,248,645
SOFTWARE (1.8%)
Infosys Technologies Ltd., Sponsored ADR	11,060	668,909
SAP AG, Sponsored ADR	25,790	1,182,987
Wipro Ltd., Sponsored ADR	10,150	138,040
		1,989,936
TEXTILES APPAREL & LUXURY GOODS (0.2%)
Gildan Activewear, Inc.(a)	980	30,223
Luxottica Group S.p.A., Sponsored ADR	5,940	154,203
		184,426
TRADING COMPANY & DISTRIBUTORS (0.4%)
Mitsui & Co., Ltd., Sponsored ADR	1,740	447,806
WIRELESS TELECOMMUNICATION SERVICES (7.4%)
America Movil SA, Sponsored ADR, Series L	33,880	1,680,787
China Mobile Ltd., Sponsored ADR	35,530	1,809,898
China Telecom Corp. Ltd., Sponsored ADR	2,880	144,432
Chunghwa Telecom Co., Ltd., Sponsored ADR(a)	24,147	510,709
Mobile TeleSystems, Sponsored ADR	7,225	160,395
NTT DoCoMo, Inc., Sponsored ADR	42,250	672,198
Rogers Communications, Inc., Class B	13,470	467,678
SK Telecom Co., Ltd., Sponsored ADR	14,300	234,234
VimpelCom Ltd., Sponsored ADR(a)	740	12,069
Vodafone Group PLC, Sponsored ADR	113,153	2,656,833
		8,349,233

TOTAL COMMON STOCKS		112,347,985
MONEY MARKET FUND (0.3%)
Fifth Third Institutional Government Money Market Fund, 0.05%(b)	412,707	412,707
TOTAL MONEY MARKET FUND		412,707
TOTAL INVESTMENTS (COST $ 128,482,252) 99.7%		112,760,692
OTHER ASSETS IN EXCESS OF LIABILITIES 0.3%		299,622
NET ASSETS 100.0%		$113,060,314

(a)	Represents non-income producing security.
(b)	Variable rate security. Rate shown represents the rate as of July 31, 2010.
ADR -	American Depositary Receipt
PLC -	Public Limited Co.

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS – July 31, 2010 (Unaudited)
SELECT BOND FUND

	Shares or Principal
	Amount	Value
CORPORATE BONDS (34.4%)
AEROSPACE & DEFENSE (0.8%)
United Technologies Corp., 6.35%, 3/1/11	$1,000,000	$1,032,294
ASSET BACKED MORTGAGES (0.6%)
Citigroup Mortgage Loan Trust, Inc., 5.55%, 8/25/35 (a)	1,000,000	570,526
Countrywide Asset-Backed Certificates, 5.88%, 5/25/36 (a)	500,000	178,925
		749,451
BROKERAGE SERVICES (0.6%)
Jeffries Group, Inc., 7.75%, 3/15/12	715,000	771,998
CAPITAL MARKETS (1.2%)
Bear Stearns Co., Inc., 4.50%, 10/28/10	500,000	504,861
UBS AG Stamford Connecticut, 5.88%, 7/15/16	1,000,000	1,082,016
		1,586,877
CHEMICALS (0.8%)
Cabot Corp., 5.00%, 10/1/16	1,000,000	1,071,678
COMMERCIAL BANKS (4.4%)
Bank of New York Mellon, 4.30%, 5/15/14	1,000,000	1,083,403
Bank One Corp., 5.25%, 1/30/13	500,000	535,449
BB&T Corp., 3.95%, 4/29/16	1,500,000	1,556,290
Manufacturers & Traders Trust Co., 5.63%, 12/1/21, Callable 12/1/16 @ 100 (a)	1,150,000	1,090,222
National City Corp., 4.90%, 1/15/15	1,000,000	1,086,448
Wells Fargo & Co., 4.95%, 10/16/13	500,000	535,223
		5,887,035
COMPUTERS & PERIPHERALS (1.9%)
Cisco Systems, Inc., 4.45%, 1/15/20	500,000	535,427
Dell, Inc., 4.70%, 4/15/13	900,000	976,791
Hewlett-Packard Co., 4.50%, 3/1/13	1,000,000	1,083,695
		2,595,913
CONSUMER STAPLES (2.4%)
Avon Products, Inc., 5.75%, 3/1/18	1,000,000	1,143,653
PepsiCo, Inc., 4.65%, 2/15/13	935,000	1,016,410
PepsiCo, Inc., 5.00%, 6/1/18	500,000	557,653
Safeway, Inc., 4.95%, 8/16/10	500,000	500,523
		3,218,239
DIVERSIFIED CONSUMER SERVICES (0.3%)
Rensselaer Polytechnic Institute, 5.60%, 9/1/20	400,000	434,976
DIVERSIFIED FINANCIAL SERVICES (1.2%)
Citigroup, Inc., 4.88%, 5/7/15	500,000	507,867
JPMorgan Chase & Co., 5.13%, 9/15/14	1,000,000	1,086,021
		1,593,888
ELECTRONIC EQUIPMENT & INSTRUMENTS (2.0%)
Eaton Corp., 4.90%, 5/15/13	500,000	545,981
Kansas City Power & Light Co., Series 09A, 7.15%, 4/1/19	775,000	935,894
Philips Electronics NV, 5.75%, 3/11/18	1,000,000	1,136,366
		2,618,241
FINANCIAL SERVICES (3.3%)
BlackRock, Inc., 6.25%, 9/15/17	733,000	856,963
Boeing Capital Corp., 5.80%, 1/15/13	500,000	553,160
Boeing Capital Corp., 6.50%, 2/15/12	500,000	541,517
CME Group, Inc., 5.40%, 8/1/13	1,000,000	1,109,605
HSBC Finance Corp., 5.25%, 1/14/11	1,000,000	1,015,338
SLM Corp., Series A, 5.00%, 6/15/18, Callable 12/15/10 @ 100	500,000	400,385
		4,476,968
FORESTRY (0.1%)
Louisiana Pacific Corp., 8.88%, 8/15/10	125,000	125,000
INSURANCE (3.9%)
Allstate Corp., 5.00%, 8/15/14	500,000	550,998
GE Global Insurance Holding Corp., 6.45%, 3/1/19	1,000,000	1,074,982

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS – July 31, 2010 (Unaudited)
SELECT BOND FUND

	Shares or Principal Amount	Value
Jefferson Pilot Corp., 4.75%, 1/30/14	$900,000	$944,343
Principal Life, Income Funding Trusts, 5.30%, 4/24/13	1,500,000	1,625,112
Prudential Financial, Inc., Series C, 4.75%, 6/13/15	1,000,000	1,045,250
		5,240,685
MORTGAGE BACKED SECURITIES - FINANCIAL SERVICES (1.7%)
Opteum Mortgate Acceptance Corp., 5.85%, 12/25/35 (a)	1,000,000	652,042
Wells Fargo Mortgage Backed Securities, 4.44%, 10/25/33 (a)	755,660	755,427
Wells Fargo Mortgage Backed Securities, 5.50%, 2/25/37	1,719,000	891,972
		2,299,441
MORTGAGE BACKED SECURITIES - RELIGIOUS ORGANIZATIONS (1.9%)(b)(c)
Abyssinia Missionary Baptist Church Ministries, Inc., 6.70%, 9/15/11, Callable 12/15/10 @ 100	83,000	83,735
Abyssinia Missionary Baptist Church Ministries, Inc., 6.80%, 3/15/12, Callable 12/15/10 @ 100	57,000	57,570
Abyssinia Missionary Baptist Church Ministries, Inc., 6.90%, 9/15/12, Callable 12/15/10 @ 100	89,000	89,890
Abyssinia Missionary Baptist Church Ministries, Inc., 7.30%, 9/15/14, Callable 12/15/10 @ 100	73,000	73,138
Abyssinia Missionary Baptist Church Ministries, Inc., 7.40%, 3/15/15, Callable 12/15/10 @ 100	106,000	106,275
Abyssinia Missionary Baptist Church Ministries, Inc., 7.50%, 9/15/15, Callable 12/15/10 @ 100	63,000	63,471
Abyssinia Missionary Baptist Church Ministries, Inc., 7.50%, 3/15/16, Callable 12/15/10 @ 100	90,000	90,411
Abyssinia Missionary Baptist Church Ministries, Inc., 7.50%, 9/15/16, Callable 12/15/10 @ 100	63,000	63,075
Bethel Baptist Institutional Church, Inc., 7.60%, 1/21/15, Callable 10/21/10 @ 100 (d)	152,000	145,496
Bethel Baptist Institutional Church, Inc., 7.70%, 7/21/15, Callable 10/21/10 @ 100 (d)	101,000	96,764
Bethel Baptist Institutional Church, Inc., 7.80%, 7/21/16, Callable 10/21/10 @ 100 (d)	203,000	194,611
Bethel Baptist Institutional Church, Inc., 7.80%, 1/21/17, Callable 10/21/10 @ 100 (d)	212,000	202,406
Bethel Baptist Institutional Church, Inc., 7.80%, 7/21/17, Callable 10/21/10 @ 100 (d)	46,000	43,836
Bethel Baptist Institutional Church, Inc., 7.80%, 7/21/20, Callable 10/21/10 @ 100 (d)	86,000	82,156
Metropolitan Baptist Church, 7.90%, 7/12/13, Callable 1/12/11@ 100	29,000	29,078
Metropolitan Baptist Church, 8.00%, 1/12/14, Callable 1/12/11 @ 100	71,000	71,060
Metropolitan Baptist Church, 8.10%, 7/12/14, Callable 1/12/11 @ 100	74,000	74,116
Metropolitan Baptist Church, 8.40%, 7/12/16, Callable 1/12/11 @ 100	87,000	87,766
Metropolitan Baptist Church, 8.40%, 1/12/17, Callable 1/12/11 @ 100	90,000	90,427
Metropolitan Baptist Church, 8.40%, 7/12/18, Callable 1/12/11 @ 100	23,000	23,147
Metropolitan Baptist Church, 8.40%, 7/12/20, Callable 1/12/11 @ 100	121,000	120,386
New Life Anointed Ministries International, Inc., 7.40%, 12/21/11, Callable 9/21/10 @ 100 (d)	44,000	39,397
New Life Anointed Ministries International, Inc., 7.80%, 12/21/17, Callable 9/21/10 @ 100 (d)	111,000	100,552
New Life Anointed Ministries International, Inc., 7.80%, 6/21/18, Callable 9/21/10 @ 100 (d)	147,000	132,425
New Life Anointed Ministries International, Inc., 7.80%, 12/21/18, Callable 9/21/10 @ 100 (d)	152,000	137,133
New Life Anointed Ministries International, Inc., 7.80%, 6/21/19, Callable 9/21/10 @ 100 (d)	158,000	143,050
New Life Anointed Ministries International, Inc., 7.80%, 12/21/19, Callable 9/21/10 @ 100 (d)	165,000	147,752
		2,589,123
OIL & GAS - INTEGRATED (2.9%)
ConocoPhillips, 4.60%, 1/15/15	500,000	553,925
Marathon Oil Corp., 6.13%, 3/15/12	1,500,000	1,606,107
Phillips Petroleum Co., 6.65%, 7/15/18	500,000	597,059

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS – July 31, 2010 (Unaudited)
SELECT BOND FUND

	Shares or Principal Amount	Value
XTO Energy, Inc., 5.90%, 8/1/12	$1,000,000	$1,096,164
		3,853,255
PHARMACEUTICALS (0.4%)
Eli Lilly & Co., 6.00%, 3/15/12	500,000	543,124
RETAIL (0.4%)
AutoZone, Inc., 4.75%, 11/15/10	500,000	504,037
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.4%)
Applied Materials, Inc., 7.13%, 10/15/17	500,000	587,984
UTILITIES-ELECTRIC & GAS (1.2%)
Duke Energy Corp., 6.25%, 1/15/12	500,000	537,965
Duke Energy Corp., 6.30%, 2/1/14	1,000,000	1,137,179
		1,675,144
UTILITIES-TELECOMMUNICATIONS (2.0%)
AT&T, Inc., 5.88%, 8/15/12	2,000,000	2,188,948
Verizon New England, Inc., 4.75%, 10/1/13	500,000	534,652
		2,723,600
TOTAL CORPORATE BONDS		46,178,951
U.S. GOVERNMENT AGENCIES (15.9%)
Federal Farm Credit Bank (5.0%)
1.75%, 2/21/13	2,000,000	2,037,930
2.63%, 4/17/14	2,000,000	2,095,380
4.70%, 1/17/18, Callable 1/17/13 @ 100	2,000,000	2,172,878
5.05%, 8/1/18	300,000	344,326
		6,650,514
Federal Home Loan Bank (3.2%)
1.63%, 6/14/13	2,000,000	2,037,502
4.75%, 6/8/18	2,000,000	2,287,332
		4,324,834
Federal Home Loan Mortgage Corp. (2.6%)
2.75%, 4/29/14, Callable 4/29/11 @ 100	2,000,000	2,036,034
5.40%, 3/17/21, Callable 3/17/16 @ 100	500,000	568,216
5.50%, 3/1/23	822,412	890,585
		3,494,835
Federal National Mortgage Assoc. (5.1%)
2.02%, 8/20/13, Callable 5/20/11 @ 100	2,000,000	2,020,536
3.00%, 7/28/14, Callable 7/28/11 @ 100	1,495,000	1,527,464
4.25%, 2/25/13	1,000,000	1,081,228
5.24%, 8/7/18, Callable 8/7/13 @ 100	2,020,000	2,248,325
		6,877,553
TOTAL U.S. GOVERNMENT AGENCIES		21,347,736
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS (33.3%)
Federal Home Loan Mortgage Corp. (9.1%)
2.62%, 1/1/35 (a)	488,265	502,978
5.00%, 7/15/19	966,760	1,027,042
5.00%, 5/15/25	97,465	99,185
5.00%, 8/15/35	806,502	812,416
5.00%, 11/1/37	1,389,908	1,471,909
5.14%, 3/1/35 (a)	2,573,253	2,728,300
5.50%, 4/1/30	903,096	974,049
5.62%, 5/1/36 (a)	1,149,998	1,233,310
5.75%, 8/15/31	259,131	261,429
6.00%, 9/1/34	852,575	936,110
6.00%, 8/1/36	162,248	177,660
6.00%, 3/1/38	722,010	784,928
6.03%, 10/1/37 (a)	1,157,899	1,239,800
		12,249,116
Federal National Mortgage Assoc. (18.4%)
0.75%, 11/25/36 (a)	1,595,543	1,595,793

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS – July 31, 2010 (Unaudited)
SELECT BOND FUND

	Shares or Principal Amount	Value
2.10%, 7/1/34 (a)	$121,926	$126,839
2.57%, 7/1/35 (a)	2,558,167	2,671,904
4.75%, 3/1/35 (a)	208,293	217,852
5.00%, 10/1/24	489,390	525,653
5.00%, 1/1/30	1,090,212	1,163,049
5.00%, 1/1/35	1,535,785	1,638,391
5.50%, 12/1/34	970,212	1,046,439
5.50%, 2/1/35	42,762	46,241
5.50%, 5/1/36	1,558,959	1,681,441
5.50%, 8/1/36	380,440	410,330
5.50%, 9/1/36	347,783	372,499
5.50%, 4/25/37	749,731	765,225
5.50%, 9/1/37	1,815,264	1,957,884
5.59%, 12/1/36	1,959,415	2,114,585
5.62%, 5/1/36 (a)	923,565	971,852
5.78%, 10/1/36 (a)	639,200	688,186
5.99%, 8/1/36 (a)	704,280	747,844
6.00%, 3/1/36	1,151,248	1,243,720
6.00%, 6/1/36	2,500,661	2,701,522
6.00%, 9/1/36	686,063	745,887
6.50%, 2/1/36	837,038	922,713
2,190.00%, 5/1/37	401,031	436,000
		24,791,849
Government National Mortgage Assoc. (5.8%)
4.50%, 5/20/39	3,599,990	3,685,901
5.50%, 12/20/38	705,453	760,943
5.50%, 1/20/39 (a)	1,161,606	1,240,925
6.00%, 1/15/26	1,582	1,739
6.00%, 12/15/28	1,337	1,486
6.00%, 3/15/29	1,585	1,761
6.00%, 11/15/31	1,741	1,935
6.00%, 6/15/37	592,119	649,149
6.00%, 10/15/37	473,317	519,052
6.59%, 10/20/38	844,815	904,470
		7,767,361
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS		44,808,326

U.S. TREASURY OBLIGATIONS (11.1%)
U.S. Treasury Notes (11.1%)
2.13%, 5/31/15	3,000,000	3,083,670
2.25%, 5/31/14	3,000,000	3,126,093
3.50%, 2/15/18	2,000,000	2,159,376
4.25%, 11/15/13	3,000,000	3,325,314
4.50%, 3/31/12	3,000,000	3,202,032
TOTAL U.S. TREASURY OBLIGATIONS		14,896,485
MONEY MARKET FUND (4.4%)
Fifth Third Institutional Government Money Market Fund, 0.05% (a)	5,879,657	5,879,657
TOTAL MONEY MARKET FUND		5,879,657
TOTAL INVESTMENTS (COST $ 129,174,213) 99.1%		133,111,155
OTHER ASSETS IN EXCESS OF LIABILITIES 0.9%		1,213,289
NET ASSETS 100.0%		$134,324,444

(a)	Variable rate security. Rate shown represents the rate as of July 31, 2010.
(b)
The Issuer has the option to redeem the Bonds, on any quarterly anniversary of the issue date, in whole or in part, without premium or penalty.  The Issuer does not have the right to extend the terms of the offering.  The Bonds are generally considered to be illiquid due to the limited, if any, secondary market for these bonds.

(c)	Security was valued in good faith under procedures established by the Board of Directors.
(d)	Non-Income Producing; Defaulted Bond.

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2010 (Unaudited)
GLOBAL EQUITY INCOME FUND

	Shares	Value
COMMON STOCKS (99.6%)
AEROSPACE & DEFENSE (4.3%)
Lockheed Martin Corp.	11,040	$829,656
Northrop Grumman Corp.	26,680	1,564,515
Raytheon Co.	24,840	1,149,347
		3,543,518
BEVERAGES (1 .3%)
Coca-Cola Co.	20,240	1,115,426
CHEMICALS (2.9%)
Sensient Technologies Corp.	44,160	1,300,954
Syngenta AG, Sponsored ADR	24,840	1,096,189
		2,397,143
COMMERCIAL BANKS (10.5%)
Banco de Chile, Sponsored ADR	33,113	2,505,330
Banco Santander Central Hispano SA, Sponsored ADR	114,070	1,456,674
Bank of Nova Scotia	47,840	2,398,219
First Financial Bankshares, Inc.	18,400	901,968
Tompkins Financial Corp.	34,960	1,459,580
		8,721,771
COMMERCIAL SERVICES & SUPPLIES (1.3%)
Healthcare Services Group, Inc.	49,680	1,109,851
COMPUTERS & PERIPHERALS (3.1%)
Diebold, Inc.	27,600	789,912
International Business Machines Corp.	13,800	1,771,920
		2,561,832
DISTRIBUTORS (2.6%)
Genuine Parts Co.	49,680	2,127,794
DIVERSIFIED TELECOMMUNICATION SERVICES (4.3%)
AT&T, Inc.	42,320	1,097,781
Telefonica SA, Sponsored ADR	36,800	2,518,592
		3,616,373
ELECTRIC UTILITIES (1.7%)
Progress Energy, Inc.	33,120	1,394,683
ELECTRICAL EQUIPMENT (2.0%)
Hubbell, Inc., Class B	34,960	1,649,762
FOOD & STAPLES RETAILING (3.6%)
Delhaize Group, Sponsored ADR	16,560	1,232,561
SYSCO Corp.	57,040	1,766,529
		2,999,090
FOOD PRODUCTS (3.5%)
Campbell Soup Co.	36,800	1,321,120
Unilever NV, NY Shares	55,200	1,627,848
		2,948,968
GAS UTILITIES (3.8%)
AGL Resources, Inc.	36,800	1,398,400
The Laclede Group, Inc.	49,680	1,735,819
		3,134,219
HEALTH CARE EQUIPMENT & SUPPLIES (0.6%)
Meridian Bioscience, Inc.	27,600	530,196
HEALTH CARE PROVIDERS & SERVICES (1.1%)
Fresenius Medical Care AG & Co., Sponsored ADR	16,560	905,501
HOTELS, RESTAURANTS & LEISURE (2.6%)
McDonald's Corp.	31,280	2,181,154
HOUSEHOLD PRODUCTS (1.1%)
Kimberly-Clark Corp.	14,720	943,846
IT SERVICES (3.2%)
Automatic Data Processing, Inc.	36,800	1,518,736
Paychex, Inc.	42,320	1,099,897
		2,618,633
LEISURE EQUIPMENT & PRODUCTS (2.3%)
Mattel, Inc.	91,990	1,946,508
MEDIA (8.0%)
Pearson PLC, Sponsored ADR	134,310	2,104,638
Shaw Communications, Inc., Class B	84,640	1,658,098
Thomson Reuters Corp.	44,160	1,653,350
WPP PLC, Sponsored ADR	23,920	1,275,414
		6,691,500
METALS & MINING (1.6%)
Cameco Corp.	51,520	1,313,245
MULTI-UTILITIES (0.6%)
SCANA Corp.	12,880	493,433
OIL, GAS & CONSUMABLE FUELS (9.5%)
Chevron Corp.	18,400	1,402,264
CNOOC Ltd., Sponsored ADR	12,875	2,168,408
Enbridge, Inc.	25,760	1,252,966
Total SA, Sponsored ADR	29,440	1,490,547
TransCanada Corp.	46,000	1,626,100
		7,940,285
PHARMACEUTICALS (6.5%)
Abbott Laboratories	37,720	1,851,298
Bristol-Myers Squibb Co.	86,470	2,154,832
Eli Lilly & Co.	38,640	1,375,584
		5,381,714
REAL ESTATE INVESTMENT TRUST (4.8%)
OMEGA Healthcare Investors, Inc.	68,080	1,496,399
Public Storage, Inc.	14,720	1,444,326
Senior Housing Properties Trust	47,840	1,078,792
		4,019,517
ROAD & RAIL (1.7%)
Canadian National Railway Co.	22,080	1,390,378
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (4.3%)
Intel Corp.	91,990	1,894,994
Xilinx, Inc.	58,880	1,643,930
		3,538,924
SOFTWARE (2.2%)
Microsoft Corp.	71,760	1,852,126
TEXTILES APPAREL & LUXURY GOODS (1.2%)
VF Corp.	12,880	1,021,770
THRIFTS & MORTGAGE FINANCE (2.3%)
Hudson City Bancorp, Inc.	154,550	1,919,511
TRADING COMPANY & DISTRIBUTORS (1.1%)
Kaman Corp., Class A	38,640	882,538
TOTAL COMMON STOCKS		82,891,209
MONEY MARKET FUND (0.3%)
Fifth Third Institutional Government Money Market Fund, 0.05%(a)	220,374	220,374
TOTAL MONEY MARKET FUND		220,374
TOTAL INVESTMENTS (COST $ 78,113,955) 99.9%		83,111,583
OTHER ASSETS IN EXCESS OF LIABILITIES 0.1%		107,227
NET ASSETS 100.0%		$83,218,810

(a)	Variable rate security. Rate shown represents the rate as of July 31, 2010.
ADR -	American Depositary Receipt
PLC -	Public Limited Co.

See notes to Schedules of Portfolio Investments.

At July 31, 2010, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

				Net Unrealized
		Tax Unrealized	Tax Unrealized	Appreciation
Fund	Tax Cost	Appreciation	(Depreciation)	(Depreciation)

Large Cap Enhanced Index Fund	152,670,790	11,939,440	(17,626,877)	(5,687,437)
International Enhanced Index Fund	129,857,790	2,316,137	(19,413,235)	(17,097,098)
Select Bond Fund	129,256,297	5,935,410	(2,080,552)	3,854,858
Global Equity Income Fund	78,257,879	7,076,539	(2,222,835)	4,853,704

Notes to Schedules of Portfolio Investments
Steward Funds, Inc.
July 31, 2010
(Unaudited)

1) Portfolio Valuation:
Fund investments are recorded at fair value. Portfolio securities listed on a domestic or foreign exchange are valued at the last sale price on the day of valuation or, if there was no sale that day, at the mean between the last reported bid and asked prices as of the close of trading. Equity securities traded on NASDAQ use the official closing price, if available, and otherwise, use the last reported sale price, or the mean between the last reported bid and asked prices if there was no sale on that day. Equity securities that are traded in the over-the-counter market only, but that are not included on NASDAQ, are valued at the last sale price on the day of valuation. Debt securities, including corporate bonds and U.S. government agency, mortgage-backed, and treasury obligations, with a remaining maturity of sixty days or more are valued using market prices if available, or a pricing service when such prices are believed to reflect fair value. Debt securities with a remaining maturity of less than sixty days are valued at amortized cost, which approximates fair value.  Money market funds are valued at net asset value per share. All other securities and securities with no readily determinable market values are valued at their fair value in accordance with policies and procedures adopted by the Board of Directors.

The Select Bond Fund’s investment in mortgage bonds of religious organizations are generally considered to be illiquid due to the limited, if any, secondary market for these bonds. In the absence of such secondary market, the Select Bond Fund values investments in church bonds on the basis of readily available market quotations or, lacking such quotations, at fair value as determined under policies approved by and under the general oversight of the Board of Directors. In determining fair value, all relevant qualitative and quantitative factors available are considered. These factors are subject to change over time and are reviewed periodically. The current method of valuation is a matrix formula that derives a bid price based on relevant factors, including principal amount, interest rate, term, credit quality and spreads determined under a church bond benchmark yield curve. Capstone Asset Management Company (‘‘CAMCO’’ or ‘‘the Adviser’’) constructs and maintains a church bond benchmark yield curve based on new issue church bonds meeting the Fund’s investment requirements. The Adviser obtains credit research and analysis from various industry sources, including the underwriters of a significant volume of mortgage bonds of religious organizations from which the Fund has acquired all of its investments in such bonds. When in the judgment of the Adviser, the fair value of an individual security, as determined utilizing the matrix formula, no longer represents the fair value of that security, the Adviser will determine a fair value of that security. Factors that the Adviser might consider in establishing the fair value include, but would not be limited to, the general conditions in the church bond market and the overall financial market, the transaction price of any recent sales or purchases of the security; the transaction price, maturity and yield-to-maturity of any other fixed income security of the issuer; the estimated value of the underlying collateral and the issuer’s payment history including the consideration of default on interest payments and/or delinquency on sinking fund payments. In addition, the Fund also has specific procedures for treatment of defaulted bonds that are subject to foreclosure proceedings. Factors that the Adviser might consider in establishing fair value for bonds holding foreclosed properties, include, but are not limited to, independent appraisal values and estimated costs associated with the disposition of the property. Because of the inherent uncertainty of valuations determined both by utilizing the matrix formula and by the Adviser, those estimated fair values may differ significantly from the values that another party might estimate or that would have been used had a ready market for the investments existed. The differences could be material.

(A) In determining fair value, the Funds use various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.  Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds.  Unobservable inputs reflect the Funds’ assumptions about inputs market participants would use in pricing the asset or liability based on the best information available in the circumstances.  The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1— quoted prices in active markets for identical securities.

Level 2 — other significant observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices in markets that are not active, quoted prices for similar securities, interest rates, prepayments spreads and credit risks).

Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The following table presents information about the Funds’ assets measured at fair value as of July 31, 2010:

	Investments in Securities
Fund Name	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Steward Large Cap Enhanced Index Fund
Security Type
Common Stock*	$145,783,080	$—	$—	$145,783,080
Short-Term Investments	1,200,273	—	—	1,200,273
Total	146,983,353	—	—	146,983,353

Steward International Enhanced Index Fund
Security Type
Common Stock*	112,347,985	—	—	112,347,985
Short-Term Investments	412,707	—	—	412,707
Total	112,760,692	—	—	112,760,692

Steward Select Bond Fund
Security Type
Corporate Bonds*	—	43,589,828	2,589,123	46,178,951
U.S. Government Agencies	—	21,347,736	—	21,347,736
U.S. Government Agency Mortgage- Backed Obligations	—	44,808,326	—	44,808,326
U.S. Treasury Obligations	14,896,485	—	—	14,896,485
Short-Term Investments	5,879,657	—	—	5,879,657
Total	20,776,142	109,745,890	2,589,123	133,111,155

Steward Global Equity Income Fund
Security Type
Common Stock*	82,891,209	—	—	82,891,209
Short-Term Investments	220,374	—	—	220,374
Total	$83,111,583	$—	$—	$83,111,583

* Please refer to the Schedule of Portfolio Investments to view common stock and corporate bonds segregated by industry type.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Steward Select Bond Fund
Investments in Corporate Bonds
Balance as of May 1, 2010	$2,587,018
Accrued Accretion / (Amortization)	—
Change in Unrealized Appreciation / (Depreciation)	2,105
Realized Gain / (Loss)	—
Net Purchase / (Sales)	—
Transfers In / (Out) of Level 3	—
Balance as of July 31, 2010	$2,589,123

The Funds recognize significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between levels as of July 31, 2010 from those used on April 30, 2010.

(B) For additional information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the most recent annual or semi-annual report.

2) Securities Transactions:
Portfolio security transactions are recorded on trade date.

3) Subsequent Events:
Management has evaluated events subsequent to July 31, 2010 and has concluded no such events require adjustment or disclosure as of July 31, 2010.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)
There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) STEWARD FUNDS, INC.

By (Signature and Title) /s/ Edward Jaroski
Edward Jaroski, President

Date September 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Edward Jaroski
Edward Jaroski, President

Date September 24, 2010

By (Signature and Title) /s/ Carla Homer
Carla Homer, Treasurer

Date September 24, 2010